Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000016894 | Non US
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016894 | United States
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000016894 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000016894 | Asset Breakout NuStar Logistics LP FR_67059TAH8
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000016894 | Asset Breakout U.S. Treasury Notes FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016894 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016894 | Asset Breakout Uniform Mortgage-Backed Security, TBA FR_01F060659
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016894 | Asset Breakout VanEck J. P. Morgan EM Local Currency Bond ETF FR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016894 | Asset Breakout JPMorgan Chase Commercial Mortgage Securities Trust FR_46650FAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016894 | Asset Breakout Government National Mortgage Association REMICS FR_38385FE31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016894 | Asset Breakout TransDigm, Inc. FR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016894 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016894 | Asset Breakout NVIDIA Corp. FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000016894 | Asset Breakout OSE Nikkei 225 Index Futures FR_ADI2VB2N8
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016894 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016894 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016894 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016894 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016894 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.667994_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016897 | Non US
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016897 | United States
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000016897 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000016897 | Asset Breakout NuStar Logistics LP FR_67059TAH8
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000016897 | Asset Breakout U.S. Treasury Notes FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016897 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016897 | Asset Breakout Uniform Mortgage-Backed Security, TBA FR_01F060659
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016897 | Asset Breakout VanEck J. P. Morgan EM Local Currency Bond ETF FR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016897 | Asset Breakout JPMorgan Chase Commercial Mortgage Securities Trust FR_46650FAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016897 | Asset Breakout Government National Mortgage Association REMICS FR_38385FE31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016897 | Asset Breakout TransDigm, Inc. FR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016897 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016897 | Asset Breakout NVIDIA Corp. FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000016897 | Asset Breakout OSE Nikkei 225 Index Futures FR_ADI2VB2N8
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016897 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016897 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016897 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016897 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016897 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.667994_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148117 | Non US
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000148117 | United States
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000148117 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000148117 | Asset Breakout NuStar Logistics LP FR_67059TAH8
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000148117 | Asset Breakout U.S. Treasury Notes FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000148117 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148117 | Asset Breakout Uniform Mortgage-Backed Security, TBA FR_01F060659
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148117 | Asset Breakout VanEck J. P. Morgan EM Local Currency Bond ETF FR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148117 | Asset Breakout JPMorgan Chase Commercial Mortgage Securities Trust FR_46650FAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148117 | Asset Breakout Government National Mortgage Association REMICS FR_38385FE31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148117 | Asset Breakout TransDigm, Inc. FR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148117 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000148117 | Asset Breakout NVIDIA Corp. FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000148117 | Asset Breakout OSE Nikkei 225 Index Futures FR_ADI2VB2N8
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000148117 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148117 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148117 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148117 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148117 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.667994_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016899 | Non US
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016899 | United States
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000016899 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000016899 | Asset Breakout NuStar Logistics LP FR_67059TAH8
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000016899 | Asset Breakout U.S. Treasury Notes FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016899 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016899 | Asset Breakout Uniform Mortgage-Backed Security, TBA FR_01F060659
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016899 | Asset Breakout VanEck J. P. Morgan EM Local Currency Bond ETF FR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016899 | Asset Breakout JPMorgan Chase Commercial Mortgage Securities Trust FR_46650FAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016899 | Asset Breakout Government National Mortgage Association REMICS FR_38385FE31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016899 | Asset Breakout TransDigm, Inc. FR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016899 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016899 | Asset Breakout NVIDIA Corp. FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000016899 | Asset Breakout OSE Nikkei 225 Index Futures FR_ADI2VB2N8
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016899 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016899 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016899 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016899 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016899 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.667994_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016900 | Non US
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016900 | United States
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000016900 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000016900 | Asset Breakout NuStar Logistics LP FR_67059TAH8
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000016900 | Asset Breakout U.S. Treasury Notes FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016900 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016900 | Asset Breakout Uniform Mortgage-Backed Security, TBA FR_01F060659
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016900 | Asset Breakout VanEck J. P. Morgan EM Local Currency Bond ETF FR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016900 | Asset Breakout JPMorgan Chase Commercial Mortgage Securities Trust FR_46650FAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016900 | Asset Breakout Government National Mortgage Association REMICS FR_38385FE31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016900 | Asset Breakout TransDigm, Inc. FR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016900 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016900 | Asset Breakout NVIDIA Corp. FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000016900 | Asset Breakout OSE Nikkei 225 Index Futures FR_ADI2VB2N8
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016900 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016900 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016900 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016900 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016900 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.667994_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	8.00%